Consolidated statement of changes in equity (Parenthetical) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
CONSOLIDATED STATEMENT OF CHANGES IN EQUITY [Abstract]
Comprehensive income, attributable to owners of parent	£ 5,987	£ 3,786	[1]	£ 5,570	[1]
Total equity excluding non-controlling interests	£ 47,668	£ 45,716		£ 47,164

[1]	[1]Current tax and deferred tax impacts, previously shown in aggregate for each reserve, are now presented alongside each line item. Comparatives are represented on a consistent basis.